Intangible Assets, Net	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET
NOTE 6:-	INTANGIBLE ASSETS, NET

	December 31,
	2020	2019
Cost:
Technology	$4,284,315	$4,284,315
Backlog	45,996	45,996

	4,330,311	4,330,311

Accumulated amortization (the Backlog was fully amortized):	1,365,332	936,898

Intangible assets, net	$2,964,979	$3,393,413

Amortization expenses for the years ended December 31, 2020, 2019 and 2018 were $428,434, $428,431 and $470,773, respectively. The amortization for each of the next five (5) years should be $428,434.